COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Lease commitments:
Rent expenses	$ 15,880	$ 18,594	$ 18,218
Minimum payment under operating leases upon cancellation	1,035
Lease expense related to motor vehicles lease contracts	5,103	$ 3,774	$ 3,959
Agreements With Suppliers To Purchase Goods [Member]
Lease commitments:
Non-cancelable obligations	555
Agreements With Suppliers To Purchase Licenses And Hosting Services [Member]
Lease commitments:
Non-cancelable obligations	$ 18,148